United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds
______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/11

Date of Reporting Period:  Six months ended 05/31/11

Item 1.                      Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2011

Share Class	Ticker
IS	FGLEX

Federated Global Equity Fund

A Portfolio of Federated Equity Funds

Financial Highlights
Shareholder Expense Example
Portfolio of Investments Summary Tables
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Notes to Financial Statements
Evaluation and Approval of Advisory Contract
Voting Proxies on Fund Portfolio Securities
Quarterly Portfolio Schedule

Financial Highlights

(For a Share Outstanding Throughout the Period)

Period Ended (unaudited) 5/31/2011[1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income	0.09
Net realized and unrealized gain on investments and foreign currency transactions	1.14
TOTAL FROM INVESTMENT OPERATIONS	1.23
Less Distributions:
Distributions from net investment income	(0.02)
Net Asset Value, End of Period	$11.21
Total Return[2]	12.34%
Ratios to Average Net Assets:
Net expenses	1.15%[3]
Net investment income	1.62%[3]
Expense waiver/reimbursement[4]	4.32%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$11,237
Portfolio turnover	112%
1	Reflects operations for the period from December 3, 2010 (date of initial investment) to May 31, 2011.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 20101 to May 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 12/1/2010	Ending Account Value 5/31/2011	Expenses Paid During Period[1]
Actual	$1,000	$1,123.40	$6.02
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.20	$5.79
1	“Actual” expense information is for the period from December 3, 2010 (date of initial investment) to May 31, 2011. Actual expenses are equal to the annualized expense ratio of 1.15%, multiplied by 180/365 (to reflect the period from initial investment to May 31, 2011). “Hypothetical” expense information is presented on the basis of the full one-half-year period to enable comparison to the other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 182/365 (to reflect the full half-year period).
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Portfolio of Investments Summary Tables (unaudited)

At May 31, 2011, the Fund's portfolio composition1 was as follows:

Country	Percentage of Total Net Assets
United States	32.4%
Germany	13.2%
Norway	9.9%
South Korea	9.3%
Mexico	9.1%
Denmark	8.6%
Japan	6.7%
Indonesia	5.1%
Other[2]	5.8%
Derivative Contracts[3,4]	0.0%
Cash Equivalents[5]	0.5%
Other Assets and Liabilities — Net[6]	(0.6)%
TOTAL	100.0%
1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	Other includes an exchange-traded fund.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Represents less than 0.1%.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

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At May 31, 2011, the Fund's sector classification composition7 was as follows:

Sector Classification	Percentage of Total Net Assets
Industrials	18.6%
Financials	12.4%
Energy	12.3%
Materials	11.0%
Consumer Discretionary	10.1%
Information Technology	9.2%
Health Care	8.6%
Consumer Staples	5.6%
Telecommunication Services	4.8%
Utilities	1.7%
Other[2]	5.8%
Derivative Contracts[3,4]	0.0%
Cash Equivalents[5]	0.5%
Other Assets and Liabilities — Net[6]	(0.6)%
TOTAL	100.0%
7	Except for Cash Equivalents, Derivative Contracts and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
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Portfolio of Investments

May 31, 2011 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS – 94.3%
		Denmark – 8.6%
360		Carlsberg A/S, Class B	41,655
3,400		Chr.Hansen Holding	81,849
14		AP Moller-Maersk A/S, Class B	135,213
7,500		Danske Bank A/S	158,422
4,900		DSV, De Sammensluttede Vognmad AS	123,022
3,700		GN Store Nord AS	36,898
3,800		H. Lundbeck A.S.	97,912
1,470		Novo Nordisk, Class B	184,545
600		Royal Unibrew A/S	41,897
3,100		TDC A/S, Class B	28,233
615	[1]	Trygvesta AS	37,321
		TOTAL	966,967
		Germany – 13.2%
1,300		Allianz SE	179,757
1,500		BASF SE	138,590
300		Bayerische Motoren Werke AG	26,601
1,100		Bilfinger Berger AG	108,216
700		Continental AG	72,100
2,100		Daimler AG	148,308
2,400		Deutsche Lufthansa AG	52,205
3,000		Deutsche Telekom AG, Class REG	44,699
550	[1]	Fresenius SE & Co KGaA	57,911
600		Hannover Rueckversicherung AG	31,939
600		MAN SE	83,527
750		Metro AG	50,098
1,200		MTU Aero Engines GmbH	92,015
700		Muenchener Rueckversicherungs-Gesellschaft AG	107,655
1,800	[1]	Siemens AG	240,878
1,600		Suedzucker AG	50,449
		TOTAL	1,484,948
		Indonesia – 5.1%
75,500		Perusahaan Gas Negara PT	35,832
120,000		PT Aneka Tambang Tbk	30,235
11,500		PT Astra International	79,174
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Shares			Value in U.S. Dollars
55,000		PT Bank Central Asia	45,763
48,000	[1]	PT Bank Mandiri	40,594
102,559		PT Bank Negara Indonesia	46,572
70,000		PT Bank Rakyat Indonesia	52,225
49,000		PT Indofood Sukses Makmur	31,002
100,000	[1]	PT International Nickel Indonesia Tbk (INCO)	55,833
9,000		PT Tambang Batubara Bukit Asam Tbk	22,410
1,000		PT Telekomunikasi Indonesia, Class CS, ADR	35,980
24,000		PT Unilever Indonesia Tbk	41,276
21,303		PT United Tractors	57,407
		TOTAL	574,303
		Japan – 6.7%
12,000		Asahi Kasei Corp.	78,836
3,200		Daiichi Sankyo Co. Ltd.	62,152
900		Hamamatsu Photonics K.K.	36,763
12,000		Kajima Corp.	33,518
11,000		Kaneka Corp.	74,195
11,000		Mitsubishi Chemical Holdings Corp.	76,773
5,000		Mitsubishi Electric Corp.	56,430
12,000		Mitsui Chemicals, Inc.	39,656
18,000		NEC Corp.	37,886
6,100		Nomura Holdings, Inc.	30,781
6,400		Sumitomo Electric Industries	92,550
1,200		Takeda Pharmaceutical Co. Ltd.	57,027
7,000		Tokuyama Corp.	33,939
8,000		Toshiba Corp.	42,714
		TOTAL	753,220
		Mexico – 9.1%
3,500		Alfa, S.A. de C.V., Class A	50,601
5,500		America Movil S.A.B. de C.V., Class L, ADR	289,850
2,000		Fomento Economico Mexicano, SA de C.V., ADR	123,860
27,100		Grupo Financiero Banorte S.A. de C.V.	126,027
9,100		Grupo Financiero Inbursa, S.A. de C.V., Class O	47,398
1,700		Grupo Televisa S.A., GDR	40,001
1,250		Industrias Penoles S.A.	48,716
8,600		Mexichem SA de CV	33,595
42,000		Nuevo Grupo Mexico SA, Class B	150,078
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Shares			Value in U.S. Dollars
35,100	[1]	Wal-Mart de Mexico SAB de CV	106,594
		TOTAL	1,016,720
		Norway – 9.9%
9,200		DnB NOR Bank ASA	138,872
2,400		Fred Olsen Energy A.S.A.	94,196
5,100		Seadrill Ltd.	185,110
9,100		Statoil ASA	240,369
3,300		Statoil Fuel & Retail ASA	32,587
3,400		Subsea 7 SA	90,456
8,400		Telenor ASA	142,621
3,100	[1]	Yara International ASA	187,013
		TOTAL	1,111,224
		South Korea – 9.3%
2,500		Daewoo Shipbuilding & Marine Engineering Co. Ltd.	103,106
1,300		Hana Financial Holdings	46,561
1,900		Hanwha Chemical	86,587
150		Hyundai Heavy	70,381
500		Hyundai Motor Co.	117,417
2,200		Kia Motors Corp.	154,919
800		POSCO, ADR	81,616
280		Samsung Electronics Co.	234,703
1,400		Samsung Heavy Industries	59,783
400		SK Innovation Co. Ltd.	85,979
		TOTAL	1,041,052
		United States – 32.4%
2,050		Accenture PLC	117,650
9,000		AES Corp.	116,640
2,500		Automatic Data Processing, Inc.	137,775
2,600	[1]	Cardinal Health, Inc.	118,092
1,500		ConocoPhillips	109,830
6,400		Dell, Inc.	102,912
1,000		Diamond Offshore Drilling, Inc.	73,670
6,900		Discover Financial Services	164,496
700	[1]	Energen Corp.	43,589
2,400		Exxon Mobil Corp.	200,328
2,000		Foster Wheeler AG	68,520
800		Freeport-McMoran Copper & Gold, Inc.	41,312
10,400		General Electric Co.	204,256
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Shares			Value in U.S. Dollars
5,400		Gilead Sciences, Inc.	225,396
800		Humana, Inc.	64,424
5,000		Interpublic Group Cos., Inc.	59,650
2,350		Joy Global, Inc.	210,677
6,500		KBR, Inc.	242,580
2,500		Kroger Co.	62,050
9,200		Microsoft Corp.	230,092
1,400		NASDAQ Stock Market, Inc.	35,728
1,400		National-Oilwell, Inc.	101,612
12,400		News Corp., Inc.	227,416
1,000		Quest Diagnostics, Inc.	58,420
3,900		SEI Investments Co.	92,196
1,000		TE Connectivity Ltd.	36,830
700		TJX Cos., Inc.	37,114
6,300		Valero Energy Corp.	173,250
2,800		Viacom, Inc., Class B	141,148
1,900	[1]	Walgreen Co.	82,897
2,900		Western Union Co.	59,624
		TOTAL	3,640,174
		TOTAL COMMON STOCKS (IDENTIFIED COST $9,608,327)	10,588,608
		EXCHANGE-TRADE FUND – 5.8%
41,600		iShares MSCI Taiwan Index Fund (IDENTIFIED COST $611,019)	655,616
		MUTUAL FUND – 0.5%
61,741	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.14% (AT NET ASSET VALUE)	61,741
		TOTAL INVESTMENTS — 100.6% (IDENTIFIED COST $10,281,087)[4]	11,305,965
		OTHER ASSETS AND LIABILITIES - NET — (0.6)%[5]	(69,100)
		TOTAL NET ASSETS — 100%	$11,236,865

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At May 31, 2011, the Fund had outstanding foreign exchange contracts as follows:

Settlement Date	Foreign Currency Units to Receive/ Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation
Contracts Purchased:
7/21/2011	222,000 GBP	$361,898	$364,958	$3,060
Contracts Sold:
6/2/2011	37,007,100 JPY	$454,800	$454,019	$781
UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$3,841

Unrealized Appreciation on and Foreign Exchange Contracts are included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

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The following is a summary of the inputs used, as of May 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$3,721,790	$ —	$ —	$3,721,790
International	1,002,099	5,864,719	—	6,866,818
Exchange-Traded Fund	655,616	—	—	655,616
Mutual Fund	61,741	—	—	61,741
TOTAL SECURITIES	5,441,246	5,864,719	—	11,305,965
OTHER FINANCIAL INSTRUMENTS*	$781	$3,060	$ —	$3,841
*	Other financial instruments include foreign exchange contracts.

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
GBP	— Great Britain Pound
JPY	— Japanese Yen

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

May 31, 2011 (unaudited)

Assets:
Total investments in securities, at value including $61,741 of investments in an affiliated holding (Note 5) (identified cost $10,281,087)		$11,305,965
Cash denominated in foreign currency (identified cost $857)		871
Income receivable		42,780
Unrealized appreciation on foreign exchange contracts		3,841
TOTAL ASSETS		11,353,457
Liabilities:
Payable for portfolio accounting fees	$63,558
Payable for transfer and dividend disbursing agent fees and expenses	24,385
Payable for auditing fees	12,396
Payable for custodian fees	11,810
Accrued expenses	4,443
TOTAL LIABILITIES		116,592
Net assets for 1,002,226 shares outstanding		$11,236,865
Net Assets Consist of:
Paid-in capital		$10,023,086
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		1,029,471
Accumulated net realized gain on investments and foreign currency translations		120,379
Undistributed net investment income		63,929
TOTAL NET ASSETS		$11,236,865
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$11,236,865 ÷ 1,002,226 shares outstanding, no par value, unlimited shares authorized		$11.21

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Period Ended May 31, 20111 (unaudited)

Investment Income:
Dividends (including $337 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $(13,541))			$147,175
Expenses:
Investment adviser fee (Note 5)		$47,651
Administrative fee (Note 5)		73,973
Custodian fees		16,617
Transfer and dividend disbursing agent fees and expenses		24,950
Auditing fees		12,396
Legal fees		3,407
Portfolio accounting fees		67,557
Share registration costs		24,302
Printing and postage		10,713
Insurance premiums		2,181
Miscellaneous		6,178
TOTAL EXPENSES		289,925
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(47,651)
Waiver of administrative fee	(12,275)
Reimbursement of other operating expenses	(168,853)
TOTAL WAIVERS AND REIMBURSEMENTS		(228,779)
Net expenses			61,146
Net investment income			86,029
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			120,379
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			1,029,471
Net realized and unrealized gain on investments and foreign currency transactions			1,149,850
Change in net assets resulting from operations			$1,235,879
1	Reflects operations for the period from December 3, 2010 (date of initial investment) to May 31, 2011.

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

Period Ended (unaudited) 5/31/2011[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$86,029
Net realized gain on investments and foreign currency transactions	120,379
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency	1,029,471
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,235,879
Distributions to Shareholders:
Distributions from net investment income	(22,100)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(22,100)
Share Transactions:
Proceeds from sale of shares	10,001,100
Net asset value of shares issued to shareholders in payment of distributions declared	22,100
Cost of shares redeemed	(114)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	10,023,086
Change in net assets	11,236,865
Net Assets:
Beginning of period	—
End of period (including undistributed net investment income of $63,929)	$11,236,865
1	Reflects operations for the period from December 3, 2010 (date of initial investment) to May 31, 2011.

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

May 31, 2011 (unaudited)

1. Organization

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated Global Equity Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide long-term capital appreciation. The Fund commenced operations on December 3, 2010.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

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Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those Semi-Annual Shareholder Report

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terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the period ended May 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2011, the current tax year will be subject to examination by the Fund's major tax jurisdictions, which includes the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

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17

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund also enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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18

3. Shares of Beneficial Interest

The following table summarizes share activity:

Period Ended May 31	2011[1]
Shares sold	1,000,105
Shares issued to shareholders in payment of distributions declared	2,131
Shares redeemed	(10)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	1,002,226
1	Reflects operations for the period from December 3, 2010 (date of initial investment) to May 31, 2011.

4. Federal Tax Information

At May 31, 2011, the cost of investments for federal tax purposes was $10,281,087. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $1,024,878. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,171,354 and net unrealized depreciation from investments for those securities having an excess of cost over value of $146,476.

5. Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee

Federated Global Investment Management Corp. is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.90% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the period ended May 31, 2011, the Adviser voluntarily waived $47,565 of its fee and voluntarily reimbursed $168,853 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Semi-Annual Shareholder Report
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The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the period ended May 31, 2011, FAS waived $12,275 of its fee. The net fee paid to FAS was 1.165% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore, the fees as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Expense Limitation

The Adviser and its affiliates (which may include FAS) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.15% (the “Fee Limit”), through the later of (the “Termination Date”): (a) January 31, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated, or the Fee Limit increased, prior to the Termination Date with the agreement of the Fund's Board of Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the period ended May 31, 2011, the Adviser reimbursed $86. Transactions involving affiliated holdings during the period ended May 31, 2011, were as follows:

Affiliate	Balance of Shares Held 12/3/2010	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2011	Value	Dividend Income
Federated Prime Value Obligations Fund, Institutional Shares	—	10,281,881	10,220,140	61,741	$61,741	$337

6. Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the period ended May 31, 2011, were as follows:

Purchases	$12,984,662
Sales	$12,258,710
Semi-Annual Shareholder Report
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7. Concentration of Risk

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

8. Line of Credit

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2011, there were no outstanding loans. During the period ended May 31, 2011, the Fund did not utilize the LOC.

9. Interfund Lending

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2011, there were no outstanding loans. During the period ended May 31, 2011, the program was not utilized.

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21

Evaluation and Approval of Advisory Contract – May 2011

Federated Global Equity Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. Because the Fund did not yet have a meaningful operating history, the Board's decision to approve the contract reflects the exercise of its business judgment primarily on whether to authorize the continued offering of this new investment vehicle, as originally proposed by, and based on information previously requested by the Board and provided by, the Federated organization, and based on Federated's recommendation to go forward with the Fund.

The Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

The Board also considered the compensation and benefits received by the Adviser. This included fees received or to be received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by independent legal counsel. Since the inception of the Fund, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board occurring since the Fund's inception, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract initially occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); and the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and Semi-Annual Shareholder Report

23

expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the fees charged by other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

It was recognized that the factors mentioned above relating to such matters as fund performance and any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, the Board monitors the Fund's performance quarterly as information becomes available. Moreover, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including information regarding the compensation and benefits Federated derives from its relationships with the other Federated funds. This information covers not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also details any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

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The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. With due regard for the fact that the Fund did not yet have a meaningful operating history, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many of the shareholders that have invested in the Fund since its inception may have done so on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

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The Board based its decision to approve the contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information previously requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Global Equity Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172180

Q450777 (7/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Semi-Annual Shareholder Report
May 31, 2011

Share Class	Ticker
A	RIMAX
B	ICFBX
C	ICFFX
R*	ICFKX
IS	ICFIX

*formerly, Class K Shares

Federated InterContinental Fund

Successor to the Rochdale Atlas Portfolio Established 1998

A Portfolio of Federated Equity Funds

Financial Highlights
Shareholder Expense Example
Portfolio of Investments Summary Tables
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Notes to Financial Statements
Evaluation and Approval of Advisory Contract
Voting Proxies on Fund Portfolio Securities
Quarterly Portfolio Schedule

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2011	Year Ended November 30,			Period Ended 11/30/2007[1,2]	Year Ended December 31, 2006
		2010	2009	2008
Net Asset Value, Beginning of Period	$45.68	$43.37	$31.59	$70.32	$56.98	$43.69
Income From Investment Operations:
Net investment income	0.43[3]	0.33[3]	0.41[3]	1.34[3]	0.93[3]	0.72
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	7.45	2.94	13.22	(37.24)	12.41	13.78
TOTAL FROM INVESTMENT OPERATIONS	7.88	3.27	13.63	(35.90)	13.34	14.50
Less Distributions:
Distributions from net investment income	(0.28)	(0.97)	(1.87)	(0.47)	—	(0.65)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	—	—	—	(2.36)	—	(0.57)
TOTAL DISTRIBUTIONS	(0.28)	(0.97)	(1.87)	(2.83)	—	(1.22)
Redemption Fees	—	0.00[4]	0.00[4]	0.00[4]	0.00[4]	0.01
Regulatory Settlement Proceeds	—	0.01[5]	0.02[6]	—	—	—
Net Asset Value, End of Period	$53.28	$45.68	$43.37	$31.59	$70.32	$56.98
Total Return[7]	17.29%	7.69%[5]	45.34%[6]	(53.15)%	23.41%	33.26%
Ratios to Average Net Assets:
Net expenses	1.48%[8,9]	1.48%[9]	1.50%	1.50%	1.63%[8]	1.70%
Net investment income	1.68%[8]	0.78%	1.17%	2.45%	1.45%[8]	1.38%
Expense waiver/reimbursement[10]	0.05%[8]	0.10%	0.13%	0.08%	0.06%[8]	—
Supplemental Data:
Net assets, end of period (000 omitted)	$635,883	$503,104	$467,912	$382,447	$519,855	$273,595
Portfolio turnover	29%	71%	121%	65%	28%	56%

Semi-Annual Shareholder Report

1	The Fund changed its fiscal year end from December 31 to November 30.
2	Beginning with the period ended November 30, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
3	Per share numbers have been calculated using the average shares method.
4	Represents less than $0.01.
5	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.05% on the total return.
6	During the year ended November 30, 2009, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.07% on the total return.
7	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
8	Computed on an annualized basis.
9	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.48% and 1.48% for the six months ended May 31, 2011 and the year ended November 30, 2010, respectively, after taking into account these expense reductions.
10	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2011	Year Ended November 30,			Period Ended 11/30/2007[1]
		2010	2009	2008
Net Asset Value, Beginning of Period	$45.45	$43.19	$31.32	$70.20	$65.15
Income From Investment Operations:
Net investment income (loss)[2]	0.20	0.00	0.17	1.02	(0.10)
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	7.45	2.91	13.14	(37.14)	5.15
TOTAL FROM INVESTMENT OPERATIONS	7.65	2.91	13.31	(36.12)	5.05
Less Distributions:
Distributions from net investment income	—	(0.66)	(1.46)	(0.40)	—
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	—	—	—	(2.36)	—
TOTAL DISTRIBUTIONS	—	(0.66)	(1.46)	(2.76)	—
Redemption Fees	—	0.00[3]	0.00[3]	0.00[3]	—
Regulatory Settlement Proceeds	—	0.01[4]	0.02[5]	—	—
Net Asset Value, End of Period	$53.10	$45.45	$43.19	$31.32	$70.20
Total Return[6]	16.83%	6.84%[4]	44.21%[5]	(53.51)%	7.75%
Ratios to Average Net Assets:
Net expenses	2.27%[7,8]	2.27%[8]	2.29%	2.29%	2.30%[7]
Net investment income (loss)	0.78%[7]	0.00%[9]	0.49%	1.89%	(0.53)%[7]
Expense waiver/reimbursement[10]	0.14%[7]	0.18%	0.19%	0.12%	0.21%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$18,660	$17,381	$20,886	$17,344	$11,299
Portfolio turnover	29%	71%	121%	65%	28%[11]

Semi-Annual Shareholder Report

1	Reflects operations for the period from August 25, 2007 (start of performance) to November 30, 2007.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.05% on the total return.
5	During the year ended November 30, 2009, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.10% on the total return.
6	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
7	Computed on an annualized basis.
8	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.27% and 2.27% for the six months ended May 31, 2011 and the year ended November 30, 2010, respectively, after taking into account these expense reductions.
9	Represents less than 0.01%.
10	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
11	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period from January 1, 2007 to November 30, 2007.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2011	Year Ended November 30,			Period Ended 11/30/2007[1]
		2010	2009	2008
Net Asset Value, Beginning of Period	$45.34	$43.09	$31.31	$70.19	$65.15
Income From Investment Operations:
Net investment income (loss)[2]	0.20	(0.00)	0.18	1.01	(0.09)
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	7.44	2.90	13.10	(37.11)	5.13
TOTAL FROM INVESTMENT OPERATIONS	7.64	2.90	13.28	(36.10)	5.04
Less Distributions:
Distributions from net investment income	—	(0.66)	(1.52)	(0.42)	—
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	—	—	—	(2.36)	—
TOTAL DISTRIBUTIONS	—	(0.66)	(1.52)	(2.78)	—
Redemption Fees	—	0.00[3]	0.00[3]	0.00[3]	—
Regulatory Settlement Proceeds	—	0.01[4]	0.02[5]	—	—
Net Asset Value, End of Period	$52.98	$45.34	$43.09	$31.31	$70.19
Total Return[6]	16.85%	6.84%[4]	44.20%[5]	(53.51)%	7.74%
Ratios to Average Net Assets:
Net expenses	2.27%[7,8]	2.27%[8]	2.27%	2.28%	2.29%[7]
Net investment income (loss)	0.77%[7]	(0.01)%	0.51%	1.89%	(0.47)%[7]
Expense waiver/reimbursement[9]	0.06%[7]	0.10%	0.11%	0.10%	0.23%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$68,878	$64,512	$69,582	$59,407	$29,920
Portfolio turnover	29%	71%	121%	65%	28%[10]

Semi-Annual Shareholder Report

1	Reflects operations for the period from August 25, 2007 (start of performance) to November 30, 2007.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.02% on the total return.
5	During the year ended November 30, 2009, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.07% on the total return.
6	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
7	Computed on an annualized basis.
8	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.27% and 2.27% for the six months ended May 31, 2011 and the year ended November 30, 2010, respectively, after taking into account these expense reductions.
9	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
10	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period from January 1, 2007 to November 30, 2007.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class R Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2011	Year Ended November 30,			Period Ended 11/30/2007[1]
		2010	2009	2008
Net Asset Value, Beginning of Period	$45.02	$42.91	$31.45	$70.24	$65.15
Income From Investment Operations:
Net investment income (loss)[2]	0.35	0.24	(0.09)	0.73	(0.07)
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	7.38	2.80	13.47	(36.77)	5.16
TOTAL FROM INVESTMENT OPERATIONS	7.73	3.04	13.38	(36.04)	5.09
Less Distributions:
Distributions from net investment income	(0.20)	(0.94)	(1.92)	(0.39)	—
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	—	—	—	(2.36)	—
TOTAL DISTRIBUTIONS	(0.20)	(0.94)	(1.92)	(2.75)	—
Redemption Fees	—	0.00[3]	0.00[3]	0.00[3]	—
Regulatory Settlement Proceeds	—	0.01[4]	0.00[3,5]	—	—
Net Asset Value, End of Period	$52.55	$45.02	$42.91	$31.45	$70.24
Total Return[6]	17.20%	7.22%[4]	44.73%	(53.35)%	7.81%
Ratios to Average Net Assets:
Net expenses	1.67%[7,8]	1.91%[8]	1.91%	1.95%	1.95%[7]
Net investment income (loss)	1.40%[7]	0.56%	(0.22)%	2.08%	(0.40)%[7]
Expense waiver/reimbursement[9]	0.30%[7]	0.09%	0.07%	0.08%	0.17%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$38,401	$33,189	$5,262	$231	$22
Portfolio turnover	29%	71%	121%	65%	28%[10]

Semi-Annual Shareholder Report

1	Reflects operations for the period from August 25, 2007 (start of performance) to November 30, 2007.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.02% on the total return.
5	During the year ended November 30, 2009, the Fund received a regulatory settlement from an unaffiliated third party, which did not have any impact on the total return.
6	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
7	Computed on an annualized basis.
8	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.67% and 1.91% for the six months ended May 31, 2011 and the year ended November 30, 2010, respectively, after taking into account these expense reductions.
9	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
10	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period from January 1, 2007 to November 30, 2007.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2011	Year Ended November 30,			Period Ended 11/30/2007[1]
		2010	2009	2008
Net Asset Value, Beginning of Period	$45.76	$43.42	$31.68	$70.36	$65.15
Income From Investment Operations:
Net investment income[2]	0.49	0.46	0.57	1.67	0.12
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	7.48	2.95	13.18	(37.46)	5.09
TOTAL FROM INVESTMENT OPERATIONS	7.97	3.41	13.75	(35.79)	5.21
Less Distributions:
Distributions from net investment income	(0.42)	(1.08)	(2.03)	(0.53)	—
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	—	—	—	(2.36)	—
TOTAL DISTRIBUTIONS	(0.42)	(1.08)	(2.03)	(2.89)	—
Redemption Fees	—	0.00[3]	0.00[3]	0.00[3]	—
Regulatory Settlement Proceeds	—	0.01[4]	0.02[5]	—	—
Net Asset Value, End of Period	$53.31	$45.76	$43.42	$31.68	$70.36
Total Return[6]	17.48%	8.03%[4]	45.80%[5]	(53.00)%	8.00%
Ratios to Average Net Assets:
Net expenses	1.17%[7,8]	1.16%[8]	1.18%	1.20%	1.20%[7]
Net investment income	1.91%[7]	1.06%	1.62%	3.12%	0.64%[7]
Expense waiver/reimbursement[9]	0.07%[7]	0.11%	0.11%	0.08%	0.23%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$223,782	$197,682	$133,677	$85,520	$29,062
Portfolio turnover	29%	71%	121%	65%	28%[10]

Semi-Annual Shareholder Report

1	Reflects operations for the period from August 25, 2007 (start of performance) to November 30, 2007.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.02% on the total return.
5	During the year ended November 30, 2009, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.10% on the total return.
6	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
7	Computed on an annualized basis.
8	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.17% and 1.16% for the six months ended May 31, 2011 and the year ended November 30, 2010, respectively, after taking into account these expense reductions.
9	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
10	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period from January 1, 2007 to November 30, 2007.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2010 to May 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2010	Ending Account Value 5/31/2010	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,172.90	$8.02
Class B Shares	$1,000	$1,168.30	$12.27
Class C Shares	$1,000	$1,168.50	$12.27
Class R Shares	$1,000	$1,172.00	$9.04
Institutional Shares	$1,000	$1,174.80	$6.34
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,017.55	$7.44
Class B Shares	$1,000	$1,013.61	$11.40
Class C Shares	$1,000	$1,013.61	$11.40
Class R Shares	$1,000	$1,016.60	$8.40
Institutional Shares	$1,000	$1,019.10	$5.89
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.48%
Class B Shares	2.27%
Class C Shares	2.27%
Class R Shares	1.67%
Institutional Shares	1.17%

Semi-Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)

At May 31, 2011, the Fund's portfolio composition1 was as follows:

Country	Percentage of Total Net Assets
Germany	21.2%
Japan	13.7%
South Korea	12.5%
Norway	11.5%
Denmark	11.2%
Mexico	9.7%
Taiwan	9.0%
Indonesia	4.8%
Italy	3.4%
Singapore	0.3%
U.S. Treasury Security	0.1%
Securities Lending Collateral[2]	7.7%
Cash Equivalents[3]	1.4%
Derivative Contracts[4]	0.1%
Other Assets and Liabilities — Net[5]	(6.6)%
TOTAL	100.0%
1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

Semi-Annual Shareholder Report

At May 31, 2011, the Fund's sector classification composition6 was as follows:

Sector Classification	Percentage of Total Net Assets
Financials	17.2%
Industrials	16.3%
Materials	15.1%
Consumer Discretionary	11.3%
Energy	9.9%
Information Technology	9.2%
Consumer Staples	7.0%
Health Care	6.1%
Telecommunication Services	4.8%
Utilities	0.4%
U.S. Treasury Security	0.1%
Securities Lending Collateral[2]	7.7%
Cash Equivalents[3]	1.4%
Derivative Contracts[4]	0.1%
Other Assets and Liabilities — Net[5]	(6.6)%
TOTAL	100.0%
6	Except for U.S. Treasury Security, Securities Lending Collateral, Derivative Contracts, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report

Portfolio of Investments

May 31, 2011 (unaudited)

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS – 97.3%
		Denmark – 11.2%
87,000		Carlsberg A/S, Class B	10,066,683
319,000	[1]	Chr. Hansen Holding A/S	7,679,313
1,248		AP Moller-Maersk A/S	12,053,268
675,733		Danske Bank A/S	14,273,451
442,600		DSV, De Sammensluttede Vognmad AS	11,112,179
370,000	[1]	GN Store Nord AS	3,689,835
391,700		H. Lundbeck A.S.	10,092,682
890,000		Nordea Bank AB	10,459,954
129,200		Novo Nordisk A/S, Class B	16,219,891
81,000		Royal Unibrew A/S	5,656,028
140,500		Sydbank AS	3,558,519
270,000		TDC A/S, Class B	2,459,031
55,000		Trygvesta AS	3,337,634
		TOTAL	110,658,468
		Germany – 21.2%
116,100		Allianz SE	16,053,689
35,000		Aurubis AG	2,187,969
217,000		BASF SE	20,049,378
59,000		Bayer AG	4,835,976
38,000		Bayerische Motoren Werke AG	3,369,500
20,000	[2]	Bilfinger Berger AG	1,967,569
2,120,000		Commerzbank AG, Frankfurt	9,706,631
2,120,000	[1]	Commerzbank, AG, Rights	2,700,035
64,100		Continental AG	6,602,261
211,500		Daimler AG	14,936,718
204,250	[2]	Deutsche Bank AG	12,172,834
137,000		Deutsche Lufthansa AG	2,980,028
265,000		Deutsche Telekom AG, Class REG	3,948,435
77,500		Fresenius SE & Co KGaA	8,160,134
80,000		Hannover Rueckversicherung AG	4,258,578
65,600		Hochtief AG	5,522,805
36,000		Lanxess AG	3,113,548
68,500		MAN SE	9,536,012
82,500		Metro AG	5,510,720
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
88,000		MTU Aero Engines GmbH	6,747,783
108,900		Muenchener Rueckversicherungs-Gesellschaft AG	16,748,073
54,000	[2]	SAP AG	3,360,160
214,100		Siemens AG	28,651,062
160,000		Suedzucker AG	5,044,913
43,000	[2]	Vossloh AG	5,953,660
64,200		Wincor Nixdorf AG	4,460,896
		TOTAL	208,579,367
		Indonesia – 4.8%
11,000,000		PT Aneka Tambang Tbk	2,771,579
1,060,000		PT Astra International	7,297,765
3,700,000		PT Bank Central Asia	3,078,568
4,700,000		PT Bank Mandiri	3,974,875
3,662,838		PT Bank Negara Indonesia	1,663,278
5,100,000		PT Bank Rakyat Indonesia	3,804,948
7,700,000		PT Indofood Sukses Makmur	4,871,687
6,900,000	[1]	PT International Nickel Indonesia Tbk (INCO)	3,852,501
1,300,000		PT Tambang Batubara Bukit Asam Tbk	3,237,020
72,000		PT Telekomunikasi Indonesia, Class CS, ADR	2,590,560
1,810,000		PT Unilever Indonesia Tbk	3,112,896
1,523,939		PT United Tractors	4,106,708
8,000,000		Perusahaan Gas Negara PT	3,796,784
		TOTAL	48,159,169
		Italy – 3.4%
290,000	[2]	Credito Emiliano SpA	1,969,151
50,000		DiaSorin SpA	2,419,736
220,000		ENI SpA	5,268,635
250,000		Fiat SpA	2,680,269
430,000		Geox SpA	2,741,584
1,000,000	[1]	Intesa Sanpaolo SpA	2,605,186
1,000,000	[1]	Intesa Sanpaolo SpA, Rights	176,865
315,000		Mediobanca SpA	3,505,438
650,000		Piaggio & C. SpA	2,484,400
250,000		Pirelli & Co. SpA	2,492,795
240,000		Recordati SpA	2,653,741
45,000		Saipem SpA	2,377,284
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
950,000	[2]	Unicredito Italiano SpA	2,167,226
		TOTAL	33,542,310
		Japan – 13.7%
185,000		Ajinomoto Co., Inc.	2,136,074
1,115,000		Asahi Kasei Corp.	7,325,209
30,000		Astellas Pharma, Inc.	1,146,475
600,000		Cosmo Oil Co. Ltd.	1,804,456
406,000		Daicel Chemical Industries, Ltd.	2,613,463
400,000		Daiichi Sankyo Co. Ltd.	7,768,939
230,000	[1]	Elpida Memory, Inc.	3,193,014
125,000		Hamamatsu Photonics K.K.	5,105,881
215,000		Honda Motor Co. Ltd.	8,209,014
600,000		Kajima Corp.	1,675,902
855,000		Kaneka Corp.	5,766,974
85,000		Kao Corp.	2,184,646
90,000		Kose Corp.	2,203,644
470,000		Mitsubishi Chemical Holdings Corp.	3,280,316
340,000		Mitsubishi Electric Corp.	3,837,247
1,350,000		Mitsubishi Heavy Industries Ltd.	6,573,928
1,120,000		Mitsui Chemicals, Inc.	3,701,191
40,000		Murata Manufacturing Co. Ltd.	2,524,171
1,150,000		NEC Corp.	2,420,485
2,000,000		Nippon Steel Co.	5,975,770
1,220,000		Nomura Holdings, Inc.	6,156,230
55,000		Rinnai Corp.	3,838,152
120,000		Sega Sammy Holdings, Inc.	2,332,838
260,000		Showa Shell Sekiyu K.K.	2,540,489
21,500		SMC Corp.	3,455,201
305,000		Sumitomo Corp.	4,087,144
770,000		Sumitomo Electric Industries	11,134,954
270,000		Suzuki Motor Corp. Ltd.	5,969,886
61,000		Takeda Pharmaceutical Co. Ltd.	2,898,868
840,000		Tokuyama Corp.	4,072,650
830,000		Toshiba Corp.	4,431,602
1,350,000		Ube Industries	4,189,381
		TOTAL	134,554,194
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		Mexico – 9.7%
500,000		Alfa, SAB de CV, Class A	7,228,759
434,000		America Movil SAB de CV, Class L, ADR	22,871,800
187,000		Fomento Economico Mexicano, SA de CV, ADR	11,580,910
39,900		Grupo Aeroportuario del Sureste SAB de CV, Class B, ADR	2,398,389
1,850,000		Grupo Financiero Banorte SA de CV	8,603,348
650,000		Grupo Financiero Inbursa, SA de CV, Class O	3,385,534
485,000		Grupo Modelo SA de CV, Class C	3,056,952
319,000		Grupo Televisa SA, GDR	7,506,070
184,000		Industrias Penoles SA	7,171,033
510,000		Mexichem SA de CV	1,992,256
2,600,000	[1]	Nuevo Grupo Mexico SA, Class B	9,290,535
3,470,000		Wal-Mart de Mexico SAB de CV	10,537,896
		TOTAL	95,623,482
		Norway – 11.5%
218,000		Aker Solutions ASA	4,828,484
845,866		DnB NOR Bank ASA	12,768,183
234,300	[2]	Fred Olsen Energy ASA	9,195,898
258,000		Seadrill Ltd.	9,364,380
760,000	[1]	Songa Offshore ASA	3,981,879
762,443	[2]	Statoil ASA	20,139,315
300,000	[1]	Statoil Fuel & Retail ASA	2,962,412
514,389	[1]	Subsea 7, Inc. SA	13,685,108
156,600		TGS Nopec Geophysical Co. ASA	4,426,450
758,400	[2]	Telenor ASA	12,876,653
314,500		Yara International ASA	18,972,786
		TOTAL	113,201,548
		Singapore – 0.3%
1,250,000	[1]	Olam International Ltd.	3,021,280
		South Korea – 12.5%
180,400		Daewoo Shipbuilding & Marine Engineering Co. Ltd.	7,440,160
110,000		Dongkuk Steel Mill	4,055,667
155,000		Hana Financial Holdings	5,551,521
139,700		Hanwha Chemical	6,366,423
14,700		Hyundai Heavy	6,897,323
59,300		Hyundai Motor Co.	13,925,656
55,000		KB Financial Group, Inc.	2,631,468
171,000	[1]	Kia Motors Corp.	12,041,408
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
9,129		LG Chemical Ltd.	4,538,493
44,900		LG Electronics, Inc.	4,057,440
13,500	[1]	Mando Corp.	2,498,584
39,750	[2]	POSCO, ADR	4,055,295
26,750		Samsung Electronics Co.	22,422,479
30,000		Samsung Engineering Co. Ltd.	6,884,911
115,000		Samsung Heavy Industries	4,910,734
30,600		Samsung SDI Co. Ltd.	5,018,275
31,600		SK Innovation Co. Ltd.	6,792,368
103,700		Woongjin Coway Co. Ltd.	3,642,533
		TOTAL	123,730,738
		Taiwan, Province of China – 9.0%
5,170,000		Cathay Financial Holding Co. Ltd.	8,435,174
2,000,000		China Steel Corp.	2,396,509
3,984,400		Chinatrust Financial Holding Co. Ltd.	3,557,293
640,000		Chunghwa Telecom Co. Ltd.	2,091,406
10,300,000	[1]	CMC Magnetics Corp.	2,344,312
1,610,000		Coretronic Corp.	2,605,316
1,734,000		Far Eastern New Century Corp.	2,751,249
1,050,000		Formosa Chem & Fibre	4,021,493
1,895,000		Formosa Petrochemical Corp.	6,707,039
1,090,000		Formosa Plastic Corp.	4,180,124
1,580,000		Gigabyte Technology Co. Ltd.	1,754,282
5,243,000		Inventec Co. Ltd.	2,821,477
2,620,000		Mega Financial Holding Co. Ltd.	2,244,876
4,000,000		Micro-Star International Co.	2,079,238
1,910,000		Nan Ya Plastic	5,323,265
5,425,200		Pou Chen Corp.	5,118,319
3,480,000		Siliconware Precision Industries Co.	4,661,244
3,725,000		Taiwan Semiconductor Manufacturing Co.	9,958,268
15,900,000		United Microelectronics Corp.	8,227,381
6,300,000		Vanguard International Semiconductor Corp.	3,559,270
4,500,000		Wan Hai Lines Ltd.	3,469,845
		TOTAL	88,307,380
		TOTAL COMMON STOCKS (IDENTIFIED COST $766,769,131)	959,377,936
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		U.S. TREASURY – 0.1%
$1,200,000	[3]	United States Treasury Bill, 0.04%, 8/11/2011 (IDENTIFIED COST $1,199,941)	1,199,900
		MUTUAL FUND – 9.1%
89,945,058	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.14% (including $75,550,447 investment proceeds from securities lending collateral) (AT NET ASSET VALUE)	89,945,058
		TOTAL INVESTMENTS — 106.6% (IDENTIFIED COST $857,914,130)[6]	1,050,522,894
		OTHER ASSETS AND LIABILITIES - NET — (6.6)%[7]	(64,918,923)
		TOTAL NET ASSETS — 100%	$985,603,971

At May 31, 2011, the Fund had the following open futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[1] DAX Index Long Futures	38	$9,974,672	June 2011	$(219,925)

At May 31, 2011, the Fund had outstanding foreign exchange contracts as follows:

Settlement Date	Foreign Currency Units to Receive/ Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
7/21/2011	33,950,000 GBP	$55,344,272	$55,812,196	$467,924
7/21/2011	22,755,000 NZD	$17,830,818	$18,698,969	$868,151
7/21/2011	126,977,240 SEK	$20,313,758	$20,517,371	$203,613
Contracts Sold:
6/2/2011	6,085,612,000 JPY	$74,789,382	$74,660,925	$128,457
7/21/2011	34,166,700 EUR	$48,887,081	$49,106,955	$(219,874)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$1,448,271

Net Unrealized Appreciation/Depreciation on Futures Contracts and Foreign Exchange Contracts are included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	Discount rate at the time of purchase.
4	Affiliated holding.
5	7-Day net yield.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2011.

Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments In Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks:
International	$95,040,578	$864,337,358[1]	$ —	$959,377,936
Debt Securities:
U.S. Treasury	—	1,199,900	—	1,199,900
Mutual Fund	89,945,058	—	—	89,945,058
TOTAL SECURITIES	$184,985,636	$865,537,258	$ —	$1,050,522,894
OTHER FINANCIAL INSTRUMENTS[2]	$(219,925)	$1,448,271	$ —	$1,228,346
1	Includes $861,460,459 of securities transferred from Level 1 to Level 2 because fair market value factors were applied to equity securities traded principally in foreign markets to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.
2	Other financial instruments include futures contracts and foreign exchange contracts.

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
EUR	— Euro
GBP	— Great Britain Pound
GDR	— Global Depository Receipt
JPY	— Japanese Yen
NZD	— New Zealand Dollar
SEK	— Swedish Krona

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

May 31, 2011 (unaudited)

Assets:
Total investments in securities, at value including $74,213,000 of securities loaned and $89,945,058 of investment in an affiliated holding (Note 5) (identified cost $857,914,130)		$1,050,522,894
Cash denominated in foreign currencies (identified cost $7,573,120)		7,671,312
Income receivable		3,901,390
Receivable for shares sold		2,685,557
Unrealized appreciation on foreign exchange contracts		1,668,145
Receivable for daily variation margin		173,627
TOTAL ASSETS		1,066,622,925
Liabilities:
Payable for collateral due to broker for securities lending	$75,550,447
Payable for investments purchased	3,292,696
Payable for shares redeemed	1,497,755
Unrealized depreciation on foreign exchange contracts	219,874
Payable for shareholder services fee (Note 5)	141,921
Payable for distribution services fee (Note 5)	63,231
Accrued expenses	253,030
TOTAL LIABILITIES		81,018,954
Net assets for 18,513,985 shares outstanding		$985,603,971
Net Assets Consist of:
Paid-in capital		$1,116,379,614
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		194,050,579
Accumulated net realized loss on investments, futures contracts and foreign currency translations		(332,393,871)
Undistributed net investment income		7,567,649
TOTAL NET ASSETS		$985,603,971
Semi-Annual Shareholder Report

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($635,882,693 ÷ 11,934,161 shares outstanding), no par value, unlimited shares authorized	$53.28
Offering price per share (100/94.50 of $53.28)	$56.38
Redemption proceeds per share	$53.28
Class B Shares:
Net asset value per share ($18,660,233 ÷ 351,407 shares outstanding), no par value, unlimited shares authorized	$53.10
Offering price per share	$53.10
Redemption proceeds per share (94.50/100 of $53.10)	$50.18
Class C Shares:
Net asset value per share ($68,877,872 ÷ 1,300,121 shares outstanding), no par value, unlimited shares authorized	$52.98
Offering price per share	$52.98
Redemption proceeds per share (99.00/100 of $52.98)	$52.45
Class R Shares:
Net asset value per share ($38,400,903 ÷ 730,728 shares outstanding), no par value, unlimited shares authorized	$52.55
Offering price per share	$52.55
Redemption proceeds per share	$52.55
Institutional Shares:
Net asset value per share ($223,782,270 ÷ 4,197,568 shares outstanding), no par value, unlimited shares authorized	$53.31
Offering price per share	$53.31
Redemption proceeds per share	$53.31

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended May 31, 2011 (unaudited)

Investment Income:
Dividends (including $7,666 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $1,931,621)		$14,009,272
Interest (including income on securities loaned of $278,108)		442,813
TOTAL INCOME		14,452,085
Expenses:
Investment adviser fee (Note 5)	$4,620,578
Administrative fee (Note 5)	360,941
Custodian fees	274,442
Transfer and dividend disbursing agent fees and expenses (Note 2)	506,950
Directors'/Trustees' fees	2,919
Auditing fees	12,465
Legal fees	3,454
Portfolio accounting fees	53,959
Distribution services fee (Note 5)	418,718
Shareholder services fee (Note 5)	832,277
Account administration fee (Note 2)	5,990
Share registration costs	45,257
Printing and postage	57,317
Insurance premiums	2,833
Miscellaneous	7,585
TOTAL EXPENSES	7,205,685
Semi-Annual Shareholder Report

Statement of Operations — continued
Waivers, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(227,535)
Waiver of administrative fee (Note 5)	(9,315)
Waiver of distribution services fee (Note 5)	(45,956)
Reimbursement of transfer and dividend disbursing agent fees and expenses (Note 2)	(32,107)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(7,992)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		$(322,905)
Net expenses			$6,882,780
Net investment income			7,569,305
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			62,533,964
Net realized loss on futures contracts			(838,293)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			73,380,693
Net change in unrealized appreciation of futures contracts			(328,224)
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions			134,748,140
Change in net assets resulting from operations			$142,317,445

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2011	Year Ended 11/30/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,569,305	$5,618,032
Net realized gain on investments, futures contracts and foreign currency transactions	61,695,671	51,233,357
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	73,052,469	3,329,175
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	142,317,445	60,180,564
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(3,062,687)	(10,589,846)
Class B Shares	—	(317,293)
Class C Shares	—	(1,079,965)
Class R Shares	(146,249)	(119,708)
Institutional Shares	(1,803,225)	(3,320,073)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,012,161)	(15,426,885)
Share Transactions:
Proceeds from sale of shares	152,804,029	295,540,247
Net asset value of shares issued to shareholders in payment of distributions declared	3,616,500	11,800,228
Cost of shares redeemed	(123,989,470)	(233,772,799)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	32,431,059	73,567,676
Redemption Fees	—	17,967
Regulatory Settlement Proceeds:
Net increase from regulatory settlement (Note 11)	—	209,151
Change in net assets	169,736,343	118,548,473
Net Assets:
Beginning of period	815,867,628	697,319,155
End of period (including undistributed net investment income of $7,567,649 and $5,010,505, respectively)	$985,603,971	$815,867,628

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

May 31, 2011 (unaudited)

1. Organization

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated InterContinental Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class R Shares (formerly Class K Shares). All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek long-term capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security; information obtained by contacting the issuer; analysis of the issuer's financial statements or other available documents; fundamental analytical data; the nature and duration of restrictions on disposition; the movement of the market in which the security is normally traded; and public trading in similar securities of the issuer or comparable issuers.

Semi-Annual Shareholder Report

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Semi-Annual Shareholder Report

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or subcustodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value. The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Semi-Annual Shareholder Report

For the six months ended May 31, 2011, transfer and dividend disbursing agent fees and account administration fees for the Fund were as follows:

	Transfer and Dividend Disbursing Agent Fees Incurred	Transfer and Dividend Disbursing Agent Fees Reimbursed	Account Administration Fees Incurred
Class A Shares	$308,195	$ —	$5,990
Class B Shares	21,908	(8,012)	—
Class C Shares	53,832	(2,559)	—
Class R Shares	54,241	—	—
Institutional Shares	68,774	(21,536)	—
TOTAL	$506,950	$(32,107)	$5,990

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Semi-Annual Shareholder Report

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended May 31, 2011

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Equity Contracts	$(838,293)

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.

As of May 31, 2011, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$74,213,000	$75,550,447

Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Receivable for daily variation margin	($219,925)*
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$1,668,145	Unrealized depreciation on foreign exchange contracts	$219,874
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$1,448,220		$219,874
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2011

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Equity contracts	$(838,293)	$ —	$(838,293)
Foreign exchange contracts	—	(1,486,462)	(1,486,462)
TOTAL	$(838,293)	$(1,486,462)	$(2,234,755)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Equity contracts	$(328,224)	$ —	$(328,224)
Foreign exchange contracts	—	2,027,037	2,027,037
TOTAL	$(328,224)	$2,027,037	$1,698,813

Semi-Annual Shareholder Report

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. Shares of Beneficial Interest

The following tables summarize share activity:

	Six Months Ended 5/31/2011		Year Ended 11/30/2010
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,160,958	$110,407,735	3,522,078	$151,185,690
Shares issued to shareholders in payment of distributions declared	57,924	2,874,164	224,368	9,674,750
Shares redeemed	(1,299,409)	(66,155,811)	(3,521,711)	(150,663,309)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	919,473	$47,126,088	224,735	$10,197,131
	Six Months Ended 5/31/2011		Year Ended 11/30/2010
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	37,555	$1,913,529	55,656	$2,414,919
Shares issued to shareholders in payment of distributions declared	—	—	6,410	277,062
Shares redeemed	(68,584)	(3,496,484)	(163,273)	(6,944,956)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(31,029)	$(1,582,955)	101,207	$(4,252,975)
	Six Months Ended 5/31/2011		Year Ended 11/30/2010
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	117,503	$5,984,253	304,948	$13,070,298
Shares issued to shareholders in payment of distributions declared	—	—	21,303	918,583
Shares redeemed	(240,162)	(12,143,351)	(518,154)	(22,087,885)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(122,659)	$(6,159,098)	(191,903)	$(8,099,004)
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2011		Year Ended 11/30/2010
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	93,124	$4,683,105	710,198	$30,811,289
Shares issued to shareholders in payment of distributions declared	2,986	146,249	2,806	119,709
Shares redeemed	(102,538)	(5,207,261)	(98,491)	(4,169,577)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(6,428)	$(377,907)	614,513	$26,761,421
	Six Months Ended 5/31/2011		Year Ended 11/30/2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	587,467	$29,815,407	2,369,341	$98,058,051
Shares issued to shareholders in payment of distributions declared	12,023	596,087	18,810	810,124
Shares redeemed	(722,009)	(36,986,563)	(1,147,060)	(49,907,072)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(122,519)	$(6,575,069)	1,241,091	$48,961,103
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	636,838	$32,431,059	1,787,229	$73,567,676

Redemption Fees

Prior to January 31, 2011, Fund imposed a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, were not subject to the redemption fee. All redemption fees were recorded by the Fund as additions to paid-in capital. For the six months ended May 31, 2011, there were no redemption fees for Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares. For the year ended November 30, 2010, the redemption fees for Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares amounted to $11,367, $439, $1,561, $494, and $4,106 respectively.

4. Federal Tax Information

At May 31, 2011, the cost of investments for federal tax purposes was $857,914,130. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, outstanding foreign currency commitments and futures contracts was $192,608,764. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $205,608,909 and net unrealized depreciation from investments for those securities having an excess of cost over value of $13,000,145.

Semi-Annual Shareholder Report

At November 30, 2010, the Fund had a capital loss carryforward of $394,667,604 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2016	$144,184,959
2017	$250,482,645

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

5. Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee

Federated Global Investment Management Corp. is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.00% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2011, the Adviser voluntarily waived $223,186 of its fee and an affiliate of the Adviser reimbursed $32,107 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $9,315 of its fee.

Semi-Annual Shareholder Report

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2011, distribution service fees for the Fund were as follows:

	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class B Shares	$69,723	$ —
Class C Shares	257,083	—
Class R Shares	91,912	(45,956)
TOTAL	$418,718	$(45,956)

For the six months ended May 31, 2011, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2011, FSC retained $17,584 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2011, FSC retained $14,872 in sales charges from the sale of Class A Shares. FSC also retained $124 of CDSC relating to redemptions of Class C Shares.

Semi-Annual Shareholder Report

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $3,309 of Service Fees for the six months ended May 31, 2011. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended May 31, 2011, FSSC received $15,449 of fees paid by the Fund. For the six months ended May 31, 2011, Service Fees for the Fund were as follows:

Service Fee Incurred
Class A Shares	$723,342
Class B Shares	23,241
Class C Shares	85,694
TOTAL	$832,277

For the six months ended May 31, 2011, FSSC received $15,449 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.48%, 2.27%, 2.27%, 1.67% and 1.17% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) January 31, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Semi-Annual Shareholder Report

Transactions involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2011, the Adviser reimbursed $4,349. Transactions involving the affiliated holdings during the six months ended May 31, 2011, were as follows:

Affiliate	Balance of Shares Held 11/30/2010	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2011	Value	Dividend Income
Federated Prime Value Obligations Fund, Institutional Shares	13,894,270	298,673,087	222,622,299	89,945,058	$89,945,058	$7,666

6. Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended May 31, 2011, the Fund's expenses were reduced by $7,992 under these arrangements.

7. Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2011, were as follows:

Purchases	$283,479,668
Sales	$265,990,651

8. Concentration of Risk

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

9. Line of Credit

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2011, there were no outstanding loans. During the six months ended May 31, 2011, the Fund did not utilize the LOC.

Semi-Annual Shareholder Report

10. Interfund Lending

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2011, there were no outstanding loans. During the six months ended May 31, 2011, the program was not utilized.

11. Regulatory Settlement Proceeds

The Fund received $209,151 for the year ended November 30, 2010 in settlement of administrative proceedings against other unaffiliated third parties involving findings by the SEC of market timing and/or late trading of mutual funds. The settlements are recorded as an increase to paid-in capital in the accompanying financial statements.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2011

federated iNTERCONTINENTAL fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Semi-Annual Shareholder Report

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes Semi-Annual Shareholder Report were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated InterContinental Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172511
Cusip 314172495
Cusip 314172487
Cusip 314172479
Cusip 314172461

38765 (7/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Semi-Annual Shareholder Report
May 31, 2011

Share Class	Ticker
A	IVFAX
C	IVFCX
IS	IVFIX

Federated International Strategic Value Dividend Fund

Fund Established 2008

A Portfolio of Federated Equity Funds

Financial Highlights
Shareholder Expense Example
Portfolio of Investments Summary Tables
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Notes to Financial Statements
Evaluation and Approval of Advisory Contract
Voting Proxies on Fund Portfolio Securities
Quarterly Portfolio Schedule

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2011	Year Ended November 30,		Period Ended 11/30/2008[1]
		2010	2009
Net Asset Value, Beginning of Period	$3.47	$3.64	$3.05	$5.00
Income From Investment Operations:
Net investment income	0.10[2]	0.17[2]	0.08[2]	0.07[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.52	(0.20)	0.68	(2.00)
TOTAL FROM INVESTMENT OPERATIONS	0.62	(0.03)	0.76	(1.93)
Less Distributions:
Distributions from net investment income	(0.05)	(0.14)	(0.17)	(0.02)
Distributions from net realized gain on investments and foreign currency transactions	(0.00)[3]	—	—	—
TOTAL DISTRIBUTIONS	(0.05)	(0.14)	(0.17)	(0.02)
Redemption Fees	—	0.00[3]	0.00[3]	—
Net Asset Value, End of Period	$4.04	$3.47	$3.64	$3.05
Total Return[4]	18.28%	(0.68)%	25.86%	(38.78)%
Ratios to Average Net Assets:
Net expenses	1.00%[5]	1.00%[6]	0.99%	0.46%[5]
Net investment income	5.25%[5]	4.90%	2.38%	3.96%[5]
Expense waiver/reimbursement[7]	1.35%[5]	2.56%	9.84%	52.69%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$25,152	$19,060	$1,083	$11
Portfolio turnover	14%	23%	31%	22%
1	Reflects operations for the period from June 4, 2008 (date of initial investment) to November 30, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.00% for the year ended November 30, 2010, after taking into account this expense reduction.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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1

Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2011	Year Ended November 30,		Period Ended 11/30/2008[1]
		2010	2009
Net Asset Value, Beginning of Period	$3.46	$3.63	$3.05	$5.00
Income From Investment Operations:
Net investment income	0.09[2]	0.13[2]	0.09[2]	0.07[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.53	(0.19)	0.63	(2.00)
TOTAL FROM INVESTMENT OPERATIONS	0.62	(0.06)	0.72	(1.93)
Less Distributions:
Distributions from net investment income	(0.04)	(0.11)	(0.14)	(0.02)
Distributions from net realized gain on investments and foreign currency transactions	(0.00)[3]	—	—	—
TOTAL DISTRIBUTIONS	(0.04)	(0.11)	(0.14)	(0.02)
Redemption Fees	—	0.003	0.003	—
Net Asset Value, End of Period	$4.04	$3.46	$3.63	$3.05
Total Return[4]	18.20%	(1.43)%	24.33%	(38.77)%
Ratios to Average Net Assets:
Net expenses	1.75%[5]	1.74%[6]	1.75%	1.23%[5]
Net investment income	4.70%[5]	3.72%	2.82%	3.29%[5]
Expense waiver/reimbursement[7]	1.36%[5]	3.01%	10.38%	52.36%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$4,847	$3,022	$1,241	$0[8]
Portfolio turnover	14%	23%	31%	22%
1	Reflects operations for the period from June 4, 2008 (date of initial investment) to November 30, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.74% for the year ended November 30, 2010, after taking into account this expense reduction.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Represents less than $1,000.

See Notes which are an integral part of the Financial Statements

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2

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2011	Year Ended November 30,		Period Ended 11/30/2008[1]
		2010	2009
Net Asset Value, Beginning of Period	$3.47	$3.64	$3.05	$5.00
Income From Investment Operations:
Net investment income	0.10[2]	0.17[2]	0.11[2]	0.09[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.54	(0.19)	0.65	(2.02)
TOTAL FROM INVESTMENT OPERATIONS	0.64	(0.02)	0.76	(1.93)
Less Distributions:
Distributions from net investment income	(0.06)	(0.15)	(0.17)	(0.02)
Distributions from net realized gain on investments and foreign currency transactions	(0.00)[3]	—	—	—
TOTAL DISTRIBUTIONS	(0.06)	(0.15)	(0.17)	(0.02)
Redemption Fees	—	0.003	0.003	—
Net Asset Value, End of Period	$4.05	$3.47	$3.64	$3.05
Total Return[4]	18.69%	(0.47)%	25.97%	(38.77)%
Ratios to Average Net Assets:
Net expenses	0.75%[5]	0.75%[6]	0.74%	0.18%[5]
Net investment income	5.54%[5]	4.80%	3.28%	4.55%[5]
Expense waiver/reimbursement[7]	1.35%[5]	3.05%	10.72%	52.61%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$16,609	$13,644	$8,592	$782
Portfolio turnover	14%	23%	31%	22%
1	Reflects operations for the period from June 4, 2008 (date of initial investment) to November 30, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.75% for the year ended November 30, 2010, after taking into account this expense reduction.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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3

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2010 to May 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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4

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2010	Ending Account Value 5/31/2011	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,182.80	$5.44
Class C Shares	$1,000	$1,182.00	$9.52
Institutional Shares	$1,000	$1,186.90	$4.09
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.95	$5.04
Class C Shares	$1,000	$1,016.21	$8.80
Institutional Shares	$1,000	$1,021.19	$3.78
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.00%
Class C Shares	1.75%
Institutional Shares	0.75%
Semi-Annual Shareholder Report
5

Portfolio of Investments Summary Tables (unaudited)

At May 31, 2011, the Fund's portfolio composition1 was as follows:

Country	Percentage of Total Net Assets
United Kingdom	23.1%
Australia	13.1%
France	12.7%
Canada	11.1%
Singapore	7.2%
Spain	5.5%
Italy	4.7%
Brazil	2.8%
Belgium	2.6%
Germany	2.6%
Mexico	2.1%
Netherlands	2.1%
Switzerland	1.8%
Norway	1.8%
Portugal	1.2%
Japan	1.2%
Taiwan	0.9%
Hong Kong	0.8%
Austria	0.7%
Cash Equivalents[2]	1.8%
Other Assets and Liabilities — Net[3]	0.2%
TOTAL	100.0%
1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

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At May 31, 2011, the Fund's sector classification composition4 was as follows:

Sector Classification	Percentage of Total Net Assets
Telecommunication Services	20.6%
Financials	17.7%
Utilities	13.5%
Consumer Staples	13.0%
Energy	12.7%
Health Care	9.0%
Consumer Discretionary	5.9%
Information Technology	3.9%
Industrials	1.7%
Cash Equivalents[2]	1.8%
Other Assets and Liabilities — Net[3]	0.2%
TOTAL	100.0%
4	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.

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Portfolio of Investments

May 31, 2011 (unaudited)

Shares		Value in U.S. Dollars
	COMMON STOCKS – 98.0%
	Banks – 9.8%
22,000	Australia & New Zealand Banking Group, Melbourne	521,362
22,900	Banco Do Brasil SA	404,950
55,700	Banco Santander, SA	664,062
6,700	Bank of Montreal	428,202
28,000	DBS Group Holdings Ltd.	336,080
22,500	Hang Seng Bank Ltd.	360,430
41,000	National Australia Bank Ltd., Melbourne	1,161,537
29,000	Westpac Banking Corp. Ltd., Sydney	687,016
	TOTAL	4,563,639
	Capital Goods – 1.0%
84,000	BAE Systems PLC	458,203
	Energy – 12.7%
31,400	Crescent Point Energy Corp.	1,520,656
26,100	ENI SpA	625,052
32,280	Repsol YPF SA	1,101,759
12,383	Royal Dutch Shell PLC, Class A	447,228
31,205	Statoil ASA	824,255
23,912	Total SA	1,384,089
	TOTAL	5,903,039
	Food & Staples Retailing – 3.2%
192,500	Metcash Ltd.	806,271
23,300	Woolworth's Ltd.	683,558
	TOTAL	1,489,829
	Food Beverage & Tobacco – 7.7%
18,215	British American Tobacco PLC	818,675
17,211	Diageo PLC	366,891
142,485	Foster's Group Ltd.	663,350
299,552	Goodman Fielder Ltd.	328,185
27,355	Imperial Tobacco Group PLC	980,728
13,649	Unilever PLC	443,372
	TOTAL	3,601,201
	Health Care Equipment & Services – 0.8%
27,060	Sonic Healthcare Ltd.	356,635
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8

Shares			Value in U.S. Dollars
		Household & Personal Products – 2.1%
167,500		Kimberly-Clark de Mexico	979,668
		Insurance – 3.5%
1,675		Muenchener Rueckversicherungs-Gesellschaft AG	257,604
363,700		Royal & Sun Alliance Insurance Group PLC	824,064
2,100		Zurich Financial Services AG	562,361
		TOTAL	1,644,029
		Media – 5.8%
34,200		Shaw Communications, Inc., Class B	733,172
235,000		Singapore Press Holdings Ltd.	735,578
44,766		Vivendi SA	1,255,270
		TOTAL	2,724,020
		Pharmaceuticals Biotechnology & Life Sciences – 8.3%
14,327		AstraZeneca PLC	749,537
14,400		Eisai Co. Ltd.	547,891
51,043		GlaxoSmithKline PLC	1,108,508
1,500		Roche Holding AG	264,025
14,953		Sanofi-Aventis	1,186,356
		TOTAL	3,856,317
		Real Estate – 4.4%
20,500		Calloway Real Estate Investment Trust	543,154
56,600		RioCan Real Estate Investment Trust	1,486,199
		TOTAL	2,029,353
		Software & Services – 1.9%
60,300		Redecard SA	899,675
		Technology Hardware & Equipment – 2.0%
10,351		Neopost SA	929,186
		Telecommunication Services – 20.6%
19,048		Belgacom	666,142
913,300	[1]	Cable & Wireless Communications PLC	680,591
131,854		Chunghwa Telecom Co. Ltd.	430,875
63,002		Deutsche Telekom AG, Class REG	938,714
65,842		Koninklijke KPN NV	968,304
275,000		M1 Ltd.	541,827
7,775		Mobistar SA	557,335
51,775		Portugal Telecom SGPS SA	566,082
12,200		Rogers Communications, Inc., Class B	465,158
426,385		Singapore Telecom Ltd.	1,109,805
Semi-Annual Shareholder Report
9

Shares			Value in U.S. Dollars
272,000		StarHub Ltd.	615,312
33,735		Telefonica SA	819,741
26,250		Telekom Austria AG	340,390
277,515		Telstra Corp. Ltd.	896,000
		TOTAL	9,596,276
		Transportation – 0.7%
58,500		FirstGroup PLC	325,393
		Utilities – 13.5%
100,000		Enel SpA	687,432
31,161		GDF Suez	1,148,176
139,667		National Grid PLC	1,441,183
52,700		Scottish & Southern Energy PLC	1,198,337
182,100		Terna SpA	890,329
92,270		United Utilities Group PLC	945,318
		TOTAL	6,310,775
		TOTAL COMMON STOCKS (IDENTIFIED COST $41,951,548)	45,667,238
		MUTUAL FUND – 1.8%
851,254	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.14% (AT NET ASSET VALUE)	851,254
		TOTAL INVESTMENTS — 99.8% (IDENTIFIED COST $42,802,802)[4]	46,518,492
		OTHER ASSETS AND LIABILITIES - NET — 0.2%[5]	89,925
		TOTAL NET ASSETS — 100%	$46,608,417
1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2011.

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10

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments In Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
International	$7,460,836	$38,206,402[1]	$ —	$45,667,238
Mutual Fund	851,254	—	—	851,254
TOTAL SECURITIES	$8,312,090	$38,206,402	$ —	$46,518,492
1	Includes $31,759,200 of securities transferred from Level 1 to Level 2 because fair market value factors were applied to equity securities traded principally in foreign markets to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

May 31, 2011 (unaudited)

Assets:
Total investments in securities, at value including $851,254 of investment in an affiliated holding (Note 5) (identified cost $42,802,802)		$46,518,492
Cash denominated in foreign currencies (identified cost $38,253)		38,522
Income receivable		330,821
Receivable for shares sold		166,292
TOTAL ASSETS		47,054,127
Liabilities:
Payable for investments purchased	$371,082
Payable for shares redeemed	44,410
Payable for shareholder services fee (Note 5)	5,261
Payable for distribution services fee (Note 5)	2,926
Payable for advisory fee (Note 5)	369
Payable for Directors'/Trustees' fees	50
Accrued expenses	21,612
TOTAL LIABILITIES		445,710
Net assets for 11,526,491 shares outstanding		$46,608,417
Net Assets Consist of:
Paid-in capital		$41,502,537
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		3,719,675
Accumulated net realized gain on investments and foreign currency translations		752,348
Undistributed net investment income		633,857
TOTAL NET ASSETS		$46,608,417
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Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($25,151,724 ÷ 6,221,918 shares outstanding), no par value, unlimited shares authorized	$4.04
Offering price per share (100/94.50 of $4.04)	$4.28
Redemption proceeds per share	$4.04
Class C Shares:
Net asset value per share ($4,847,253 ÷ 1,201,186 shares outstanding), no par value, unlimited shares authorized	$4.04
Offering price per share	$4.04
Redemption proceeds per share (99.00/100 of $4.04)	$4.00
Institutional Shares:
Net asset value per share ($16,609,440 ÷ 4,103,387 shares outstanding), no par value, unlimited shares authorized	$4.05
Offering price per share	$4.05
Redemption proceeds per share	$4.05

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended May 31, 2011 (unaudited)

Investment Income:
Dividends (including $400 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $127,715)			$1,296,708
Expenses:
Investment adviser fee (Note 5)		$154,701
Administrative fee (Note 5)		114,686
Custodian fees		19,886
Transfer and dividend disbursing agent fees and expenses		36,868
Directors'/Trustees' fees		428
Auditing fees		14,227
Legal fees		3,421
Portfolio accounting fees		41,508
Distribution services fee (Note 5)		14,508
Shareholder services fee (Note 5)		32,902
Share registration costs		24,075
Printing and postage		18,836
Insurance premiums		2,057
Miscellaneous		3,688
TOTAL EXPENSES		481,791
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(154,701)
Waiver of administrative fee	(22,233)
Waiver of distribution services fee	(30)
Reimbursement of other operating expenses	(101,747)
TOTAL WAIVERS AND REIMBURSEMENTS		(278,711)
Net expenses			203,080
Net investment income			1,093,628
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			752,445
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			4,966,874
Net realized and unrealized gain on investments and foreign currency transactions			5,719,319
Change in net assets resulting from operations			$6,812,947

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2011	Year Ended 11/30/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,093,628	$819,612
Net realized gain on investments and foreign currency transactions	752,445	14,543
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	4,966,874	(2,359,503)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,812,947	(1,525,348)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(309,147)	(89,198)
Class C Shares	(39,250)	(71,042)
Institutional Shares	(218,335)	(520,132)
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	(27,662)	—
Class C Shares	(4,541)	—
Institutional Shares	(17,896)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(616,831)	(680,372)
Share Transactions:
Proceeds from sale of shares	8,465,464	28,372,228
Net asset value of shares issued to shareholders in payment of distributions declared	589,759	647,027
Cost of shares redeemed	(4,369,320)	(2,003,880)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	4,685,903	27,015,375
Redemption Fees	—	338
Change in net assets	10,882,019	24,809,993
Net Assets:
Beginning of period	35,726,398	10,916,405
End of period (including undistributed net investment income of $633,857and $106,961, respectively)	$46,608,417	$35,726,398

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

May 31, 2011 (unaudited)

1. Organization

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated International Strategic Value Dividend Fund (formerly, Federated International Strategic Value Fund) (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide income and long-term capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

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If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

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Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or subcustodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear distribution services fees and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund Semi-Annual Shareholder Report

18

recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2011, tax years 2009 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At May 31, 2011, the Fund had no outstanding foreign exchange contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

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Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. Shares of Beneficial Interest

The following tables summarize share activity:

	Six Months Ended 5/31/2011		Year Ended 11/30/2010
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,343,484	$5,160,831	5,312,764	$19,769,085
Shares issued to shareholders in payment of distributions declared	87,000	323,081	25,281	86,562
Shares redeemed	(708,836)	(2,739,125)	(135,574)	(469,779)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	721,648	$2,744,787	5,202,471	$19,385,868

	Six Months Ended 5/31/2011		Year Ended 11/30/2010
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	332,563	$1,285,618	833,485	$3,017,987
Shares issued to shareholders in payment of distributions declared	11,514	42,764	20,665	70,136
Shares redeemed	(16,616)	(64,974)	(322,191)	(1,162,934)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	327,461	$1,263,408	531,959	$1,925,189

	Six Months 5/31/2011		Year Ended 11/30/2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	531,018	$2,019,015	1,534,052	$5,585,156
Shares issued to shareholders in payment of distributions declared	60,072	223,914	143,340	490,329
Shares redeemed	(420,876)	(1,565,221)	(101,658)	(371,167)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	170,214	$677,708	1,575,734	$5,704,318
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	1,219,323	$4,685,903	7,310,164	$27,015,375

Redemption Fees

Prior to January 31, 2011, the Fund imposed a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class C Shares and Institutional Shares who redeemed shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Semi-Annual Shareholder Report

20

Systematic Withdrawal Program, were not subject to the redemption fee. All redemption fees were recorded by the Fund as additions to paid-in capital. For the six months ended May 31, 2011, there were no redemption fees for Class A Shares, Class C Shares and Institutional Shares. For the year ended November 30, 2010, the redemption fees for Class A Shares, Class C Shares and Institutional Shares amounted to $41, $50 and $247, respectively.

4. Federal Tax Information

At May 31, 2011, the cost of investments for federal tax purposes was $42,802,802. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $3,715,690. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,370,732 and net unrealized depreciation from investments for those securities having an excess of cost over value of $655,042.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

5. Investment Adviser Fee and Other Transactions With Affiliates

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended May 31, 2011, the Adviser voluntarily waived $154,460 of its fee and voluntarily reimbursed $101,747 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
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The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2011, FAS waived $22,233 of its fee. The net fee paid to FAS was 0.45% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2011, FSC retained $8,649 of fees paid by the Fund. For the six months ended May 31, 2011, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees. For the six months ended May 31, 2011, distribution services fee for the Fund were as follows:

	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$14,508	$(30)

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2011, FSC retained $8,649 in sales charges from the sale of Class A Shares.

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Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended May 31, 2011, FSSC did not receive any fees paid by the Fund. For the six months ended May 31, 2011, Service Fees for the Fund were as follows:

Service Fees Incurred
Class A Shares	$28,066
Class C Shares	4,836
TOTAL	$32,902

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.00%, 1.75% and 0.75% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) January 31, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2011, the Adviser reimbursed $241. Transactions involving affiliated holdings during the six months ended May 31, 2011, were as follows:

Affiliate	Balance of Shares Held 11/30/2010	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2011	Value	Dividend Income
Federated Prime Value Obligations Fund, Institutional Shares	134,360	6,112,763	5,395,869	851,254	$851,254	$400
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6. Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2011, were as follows:

Purchases	$10,409,305
Sales	$5,558,167

7. Concentration of Risk

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

8. Line of Credit

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2011, there were no outstanding loans. During the six months ended May 31, 2011, the Fund did not utilize the LOC.

9. Interfund Lending

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2011, there were no outstanding loans. During the six months ended May 31, 2011, the program was not utilized.

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24

Evaluation and Approval of Advisory Contract – May 2011

federated iNTERnational strategic value dividend fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

26

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees Semi-Annual Shareholder Report

27

and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes Semi-Annual Shareholder Report

28

were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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31

Federated International Strategic Value Dividend Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172388
Cusip 314172370
Cusip 314172362

40776 (7/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                                Federated Equity Funds

By	/S/Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date	July 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date	July 19, 2011

By	/S/Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date	July 19, 2011